Fair value measurement of financial instruments - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Acquisition of minority interest	€ 500
Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	16,755	€ 15,839
Level 2 | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	4,428	4,129
Level 2 | Recurring fair value measurement | Warrants
Disclosure of fair value measurement of liabilities [line items]
Loss recognized in income statement	400
Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	4,766	4,390
Level 3 | Recurring fair value measurement | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Loss recognized in income statement	287
Financial liabilities	4,766	€ 4,390
ZigZag | Level 3 | Recurring fair value measurement | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,900
Yocuda | Level 3 | Recurring fair value measurement | Put option liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,800
Put option liabilities | Level 3 | Recurring fair value measurement
Disclosure of fair value measurement of liabilities [line items]
Loss recognized in income statement	€ 400